Significant Accounting Policies - Summary of Revenue from Significant Charterers for 10% or More of Revenue (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration risk percentage	71.00%	38.00%	49.00%
Charterer A [Member]
Concentration risk percentage	0.00%	0.00%	15.00%
Charterer B [Member]
Concentration risk percentage	0.00%	0.00%	16.00%
Charterer C [Member]
Concentration risk percentage	0.00%	0.00%	18.00%
Charterer D [Member]
Concentration risk percentage	71.00%	23.00%	0.00%
Charterer E [Member]
Concentration risk percentage	0.00%	15.00%	0.00%